Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Summary of Revenues Condensed Consolidated Statements Of Comprehensive Income
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	For the six-month periods ended June 30,
	2024	2025
Time charter revenues	7,000,043	22,427,217
Voyage charter revenues	78,975,487	42,939,727
Other income	2,269,632	3,073,501

Total	88,245,162	68,440,445